Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Commitments and Contingencies Disclosure

11. Commitments and Contingencies

(a)       Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2014 the Company had commitments under eight shipbuilding contracts and four MoAs for the acquisition of 12 newbuilds. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2015	$156,874	$5,429	$162,303
2016	127,385	3,264	130,649
2017	20,311	613	20,924
Total	$304,570	$9,306	$313,876

(b)       Other contingent liabilities

The Company and its Subsidiaries have not been involved in any legal proceedings other than an arbitration legal proceeding in relation to the cancellation of the acquisition of newbuild Hull J0131 under the acquisition agreement, as discussed in Note 4, that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.

(c)       Credit facilities

i.        In June 2014, the Company accepted a commitment letter from a bank for a credit facility for up to $32,000, to be used to finance part of the purchase prices of Hull 1148 and Hull 1686 and also for general corporate purposes. The credit facility comprises a term loan tranche of up to $16,000 and a reducing revolving tranche of up to $16,000. The credit facility is repayable over seven years in 14 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment.

ii.       In June 2014, the Company accepted a commitment letter from a bank for a reducing revolving credit facility for up to $60,000, to be used to finance part of the purchase prices of Hull 828, Hull 835 and Hull 1718 and also for general corporate purposes. The credit facility is repayable over five years in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment.

iii.       In July 2014, the Company accepted a commitment letter from a bank for a credit facility for up to $80,000, to be used to finance part of the purchase prices of Hull 1685, Hull 1146, Hull 1551 and Hull 1552 and also for general corporate purposes. The credit facility comprises a term loan tranche of up to $40,000 and a reducing revolving tranche of up to $40,000. The credit facility is repayable over five years in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment.

iv.       In November 2014, the Company accepted a commitment letter from a bank for a term loan for up to $16,000, to be used to finance part of the purchase price of Hull 1689 and also for general corporate purposes. The term loan is repayable over seven years in 14 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment.